Right-of-use assets	12 Months Ended
Aug. 31, 2025
Right-of-use assets
Right-of-use assets

11. Right-of-use assets

	Premises	Moulds	Rolling stock	Total
	$	$	$	$
Cost
Balance at August 31, 2023	2,873,616	—	34,033	2,907,649
Additions	—	49,983	126,037	176,020
Disposals	(1,636,611)	—	—	(1,636,611)
Deconsolidation on sale of subsidiary	(1,130,225)	—	(34,033)	(1,164,258)
Currency translation	—	—	—	—
Balance at August 31, 2024	106,780	49,983	126,037	282,800
Additions	—	—	87,604	87,604
Disposals	—	—	(57,747)	(57,747)
Business acquisition	8,120,517	—	—	8,120,517
Currency translation	—	(799)	(1,471)	(2,270)
Balance at August 31, 2025	8,227,297	49,184	154,423	8,430,904

Accumulated Depreciation
Balance at August 31, 2023	1,100,053	—	23,633	1,123,686
Depreciation	388,010	6,248	52,793	447,051
Disposals	(903,909)	—	—	(903,909)
Deconsolidation on sale of subsidiary	(546,336)	—	(31,011)	(577,347)
Balance at August 31, 2024	37,818	6,248	45,415	89,481
Depreciation	241,431	24,535	53,075	319,041
Disposals	—	—	(24,061)	(24,061)
Business acquisition	976,122	—	—	976,122
Balance at August 31, 2025	1,255,371	30,783	74,429	1,360,583
Net carrying amount
As at August 31, 2024	68,962	43,735	80,622	193,319
As at August 31, 2025	6,971,926	18,401	79,994	7,070,321

During the year ended August 31, 2025, the Company acquired NVG which resulted in the acquisition of the subsidiary’s right-of-use assets. As a result, the Company acquired right-of-use assets with a net book value of $7,144,395 (note 6).

During the year ended August 31, 2024, the Company sold its subsidiary EB Rental, Ltd., which resulted in the deconsolidation of the subsidiary’s right-of-use assets. As a result, the Company deconsolidated right-of-use assets with a net book value of $586,911 (note 32).